Document and Entity Information	Apr. 30, 2026	Apr. 28, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 28, 2026
Entity Registrant Name		Owens Corning
Entity Incorporation, State or Country Code		DE
Entity File Number		1-33100
Entity Tax Identification Number		43-2109021
Entity Address, Address Line One		One Owens Corning Parkway
Entity Address, City or Town		Toledo,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43659
City Area Code	419
Local Phone Number	248-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		OC
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001370946
Amendment Flag		false